CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Taxes on Unrealized gain on interest rate swap	$ (137)
Accumulated Other Comprehensive Income [Member]
Taxes on Unrealized gain on interest rate swap	$ (137)